Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Stockholder's Equity Deficit [Member]
Balance at Dec. 31, 2013	$ 18	$ 102,983	$ 74	$ (106,794)	$ (3,719)
Balance, shares at Dec. 31, 2013	18,082,043
Net loss				(7,371)	(7,371)
Net unrealized losses on foreign currency translation, net of tax			(2)		(2)
Shareholder rights offerings, net	$ 12	4,854			$ 4,866
Shareholder rights offerings, net, Shares	12,140,823
Issuance of restricted stock, Shares	132,077
Exercise of warrants		15			$ 15
Exercise of warrants, Shares	36,570
Noncash stock-based compensation		530			530
Balance at Dec. 31, 2014	$ 30	108,382	72	(114,165)	(5,681)
Balance, shares at Dec. 31, 2014	30,391,513
Net loss				(3,088)	(3,088)
Net unrealized losses on foreign currency translation, net of tax			(1)		(1)
Issuance of common stock, net of equity issuance costs of $24	$ 2	1,203			1,205
Issuance of common stock, net of equity issuance costs of $24, Shares	1,834,299
Issuance of common stock, net of commitment fee of $163	$ 1	135			136
Issuance of common stock, net of commitment fee of $163, Shares	550,000
Issuance of restricted stock	$ 1	174			175
Issuance of restricted stock, Shares	501,182
Issuance of restricted stock to vendor		68			68
Issuance of restricted stock to vendor, Shares	116,613
Exercise of warrants	$ 15	9,484			9,499
Exercise of warrants, Shares	15,186,748
Noncash stock-based compensation		351			351
Balance at Dec. 31, 2015	$ 49	$ 119,797	$ 71	$ (117,253)	$ 2,664
Balance, shares at Dec. 31, 2015	48,580,355